INVESTMENTS IN ASSOCIATES - RECONCILIATION OF SUMMARISED FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of associates [line items]
Profit for the year	¥ 1,011,768	$ 155,506	[1]	¥ 1,153,700	¥ 1,063,308
Associates [member]
Disclosure of associates [line items]
Balance at beginning of year	342,049			344,308
Profit for the year	14,172			14,741
Dividend				(17,000)
Balance at end of year	¥ 356,221			¥ 342,049	344,308
Percentage of ownership interest	49.00%	49.00%		49.00%
Carrying value	¥ 174,548			¥ 167,604
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Balance at beginning of year	216,387			207,587
Profit for the year	12,225			8,800	4,516
Balance at end of year	¥ 228,612			¥ 216,387	207,587
Percentage of ownership interest	49.00%	49.00%		49.00%
Carrying value	¥ 112,020			¥ 106,030
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Balance at beginning of year	125,662			136,721
Profit for the year	1,947			5,941	583
Dividend				(17,000)
Balance at end of year	¥ 127,609			¥ 125,662	¥ 136,721
Percentage of ownership interest	49.00%	49.00%		49.00%
Carrying value	¥ 62,528			¥ 61,574

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.